Marketable Securities	6 Months Ended
Jun. 30, 2013
Marketable Securities
Marketable Securities

3. Marketable Securities

Our marketable securities held as of June 30, 2013 are summarized below:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government agency securities	$3,999,000	$—	$(3,000)	$3,996,000
Corporate debt securities:
Financial	21,944,000	—	(21,000)	21,923,000
Industrial	4,017,000	—	(4,000)	4,013,000
Other	2,027,000	—	(3,000)	2,024,000

Total available-for-sale securities	$31,987,000	$—	$(31,000)	$31,956,000

As of December 31, 2012 and 2011, the Company did not have any marketable securities. There were no realized gains or losses from the sale of marketable securities for the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012 and 2011. The Company recognized $1,000 of realized gains from the sale of marketable securities for the year ended December 31, 2010.

The maturities of our marketable securities available-for-sale as of June 30, 2013 are as follows:

	Amortized Cost	Estimated Fair Value
Mature in one year or less	$21,749,000	$21,734,000
Mature after one year through two years	10,238,000	10,222,000

	$31,987,000	$31,956,000